Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 M	Dec. 31, 2012 M
Intangible Assets 1	$ 97
Intangible Assets 2	116
Intangible Assets 3	100.00%
Intangible Assets 4	39
Intangible Assets 1		116
Intangible Assets 2		$ 125
Intangible Assets 3		100.00%
Intangible Assets 4		39